AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 11, 2019

REGISTRATION NOS. 333-191476

811-22894

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
PRE-EFFECTIVE AMENDMENT NO.	[ ]
POST-EFFECTIVE AMENDMENT NO. 194	[X]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
AMENDMENT NO. 197	[X]

INVESTMENT MANAGERS SERIES TRUST II

(Exact Name of Registrant as Specified in Charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of Principal Executive Offices, including Zip Code)

Registrant's Telephone Number, Including Area Code: (414) 299-2295

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and Address of Agent for Service)

COPIES TO:

Laurie Anne Dee

Morgan, Lewis & Bockius LLP

600 Anton Boulevard, Suite 1800

Costa Mesa, California 92626

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485; or
[X]	on October 17, 2019, pursuant to paragraph (b) of Rule 485; or
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485;
[ ]	on _________ pursuant to paragraph (a)(1) of Rule 485; or
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485; or
[ ]	on pursuant to paragraph (a)(2) of Rule 485; or
[ ]	on _________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment (“PEA”) to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed PEA No. 191 to the Registrant’s Registration Statement filed under Rule 485(a) of the Securities Act of 1933 on July 5, 2019 for the purpose of creating the new series, AXS Alternative Growth Fund (formerly, AXS Long-Short Equity Fund), AXS Aspect Core Diversified Strategy Fund, AXS Chesapeake Strategy Fund, AXS Campbell Strategy Fund, AXS IPM Systematic Macro Fund, AXS Multi-Strategy Alternatives Fund and AXS Managed Futures Strategy Fund. This PEA incorporates by reference the information contained in Parts A, B and C of PEA No. 191 to the Registrant’s Registration Statement filed on July 5, 2019. The Registrant may file additional subsequent delaying amendments designating a new effective date.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 11th day of October, 2019.

INVESMENT MANAGERS SERIES TRUST II

By:	/s/ TERRENCE GALLAGHER
Terrance Gallagher, Trustee and President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed on the 11th day of October, 2019, by the following persons in the capacities set forth below.

Signature		Title
†
Thomas Knipper		Trustee
†
Kathleen K. Shkuda		Trustee
†
Larry D. Tashjian		Trustee
†
John P. Zader		Trustee
†
Eric M. Banzahl		Trustee
/s/ TERRENCE GALLAGHER
Terrence Gallagher		Trustee and President
/s/ RITA DAM
Rita Dam		Treasurer

† By	/s/ RITA DAM

Attorney-in-fact, pursuant to power of attorney filed with

Post-Effective Amendment No. 9 filed on October 17, 2014.